UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number          811-08897

Sparrow Funds

(Exact name of registrant as specified in charter)

11330 Olive Blvd., Ste. 230, St. Louis, MO	63141

(Address of principal executive offices)	(Zip code)

Mutual Shareholder Services

8000 Towne Centre Drive, Suite 400

Broadview Heights, OH 44147

(Name and address of agent for service)

Registrant's telephone number, including area code:   314-725-6161

Date of fiscal year end:  08/31

Date of reporting period:	05/31/2010

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

	Sparrow Growth Fund
	Schedule of Investments
	May 31, 2010 (Unaudited)

Shares		Value

COMMON STOCKS - 100.95%

Aerospace/Defense Products & Services - 1.34%
1,600	Raytheon Co.	$ 83,856

Aircraft Engines & Engine Parts - 5.02%
4,660	United Technologies	313,991

Asset Management - 5.70%
11,920	Eaton Vance Corp.	356,289

Beverages - 5.84%
1,400	Pepsico, Inc.	88,046
7,100	Hansen Natural Corp. *	277,255
		365,301
Chemicals-Major Diversified - 1.50%
2,600	EI DuPont de Nemours & Co.	94,042

Cigarettes - 10.41%
17,500	Altria Group, Inc.	355,075
6,700	Philip Morris International, Inc.	295,604
		650,679
Crude Petroleum & Natural Gas - 11.04%
5,600	Occidental Pete Corp.	462,056
6,400	Petroleo Brasileiro ADR	227,968
		690,024
Electric Utilities - 4.97%
8,780	Constellation Energy Corp.	310,636

Electronic Computers - 1.36%
6,400	Dell, Inc. *	85,312

Life Insurance - 4.40%
6,800	MetLife, Inc. *	275,332

Metal Mining - 3.94%
3,800	BHP Billiton Ltd. Sponsored ADR	246,392

Metalworking Machinery & Equipment - 2.01%
4,600	Makita Corp. ADR *	125,396

National Commercial Banks - 5.10%
8,050	JP Morgan & Chase & Co.	318,619

Operative Builders - 3.86%
7,100	MDC Holdings, Inc.	241,626

Personal Products - 5.47%
5,600	Proctor & Gamble Co.	342,104

Railroads, Line-Haul Operating - 4.60%
8,000	Genesee & Wyoming, Inc. Class-A *	287,920

Restaurants - 2.57%
2,400	McDonald's Corp.	160,488

Semiconductor-Broad Line - 4.37%
11,200	Texas Instruments, Inc.	273,504

Steel Works, Blast Furnaces - 3.94%
5,220	United States Steel Corp.	246,436

Textile-Apparel Clothing - 4.70%
3,800	VF Corp.	293,930

Wholesale-Beer & Wine - 1.68%
4,100	Central European Distribution Corp. *	104,796

Wholesale-Groceries & Related Products 2.15%
6,400	Wimm-Bill-Dann Foods ADR	134,400

Wholesale-Electrical Apparatus - 4.98%
6,550	Anixer International, Inc. *	311,125

TOTAL FOR COMMON STOCKS (Cost $5,916,798) - 100.95%		$ 6,312,198

REAL ESTATE INVESTMENT TRUSTS - 4.64%
25,500	ProLogis Trust	290,190

TOTAL FOR REAL ESTATE INVESTMENT TRUSTS (Cost $350,102) - 4.64%		$ 290,190

TOTAL INVESTMENTS (Cost $6,266,900) - 105.60%		$ 6,602,388

LIABILITIES IN EXCESS OF OTHER ASSETS - (5.60%)		(349,874)

NET ASSETS - 100.00%		$ 6,252,514

ADR - American Depositary Receipt.
* Non-income producing security during the period

NOTES TO FINANCIAL STATEMENTS
Sparrow Growth Fund
1. SECURITY TRANSACTIONS
At May 31, 2010, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $6,266,900 amounted to $335,488, which consisted of aggregate gross unrealized appreciation of $871,169 and aggregate gross unrealized depreciation of $535,681.

2. SECURITY VALUATIONS

As described in Note 2, all investments in securities are recorded at their estimated fair value. The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuating the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Valuation Inputs of Assets	Level 1	Level 2	Level 3	Total
Common Stock	$6,312,198	$0	$0	$6,312,198
Preferred Stocks	$290,190	$0	$0	$290,190
Cash Equivalents	$0	$0	$0	$0
Total	$6,602,388	$0	$0	$6,602,388

Item 2. Controls and Procedures.

(a)       EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b)       CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

Item 3. Exhibits.

Certifications by the registrant's principal executive officer and principal financial officer, pursuant to the Sarbanes- Oxley Act of 2002 and required by Rule 30a-2a under the Investment Company Act of 1940 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant	Sparrow Funds

By:    *Gerald Sparrow

          Gerald Sparrow, President

Date	8/3/2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:    *Gerald Sparrow

          Gerald Sparrow, President and Treasurer

Date	8/3/2010